Eaton Vance

High Yield Municipal Income Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(2)	$567	$141,797

		$141,797

Education — 3.6%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(3)	$1,270	$1,396,606
California Educational Facilities Authority, (Art Center College of Design), 5.00%, 12/1/44	3,000	3,624,270
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/34	1,225	1,499,474
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/36	1,250	1,521,625
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/38	1,500	1,814,295
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(3)	545	610,084
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(3)	1,020	1,122,867
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	710	856,026
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	700	829,668
District of Columbia, (KIPP DC), 4.00%, 7/1/39	280	306,510
District of Columbia, (KIPP DC), 4.00%, 7/1/44	270	292,629
District of Columbia, (KIPP DC), 4.00%, 7/1/49	385	415,130
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/49(3)	2,100	2,247,336
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	200	233,908
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	280,493
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	459,264
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	750	836,820
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,132,980
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,558,440
Michigan State University, 5.00%, 2/15/44	3,750	4,613,512
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,426,455
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,160,920
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(3)	165	172,207
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/39(3)	205	218,579
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/49(3)	260	275,122
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,127,400
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,120,850
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,116,350
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,203,180
University of California, 5.00%, 5/15/38(4)	10,000	11,209,700

		$48,682,700

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 3.7%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,045,055
Arkansas River Power Authority, CO, 5.00%, 10/1/31	1,500	1,806,285
Arkansas River Power Authority, CO, 5.00%, 10/1/32	1,500	1,799,010
Arkansas River Power Authority, CO, 5.00%, 10/1/38	2,825	3,315,307
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,250	16,279,070
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	4,340	4,423,111
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	8,004,750
Indiana Municipal Power Agency, (LOC: U.S. Bank, N.A.), 1.20%, 1/1/32(5)	8,800	8,800,000
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,609,011
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	216,399
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	210	210,737

		$50,508,735

Escrowed/Prerefunded — 2.7%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,161,017
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,302,990
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	707,224
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,362,765
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,555	6,739,589
Johnson City Health and Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	3,335	3,439,819
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,502,120
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,281,963
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	800	850,616
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	156,710
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	203,722
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,176,525
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,791,964
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(4)	10,000	10,502,600

		$37,179,624

General Obligations — 6.7%
California, 3.00%, 10/1/33	$4,325	$4,595,269
California, 3.00%, 10/1/37	2,870	3,002,450
California, 5.00%, 4/1/33	3,000	3,852,330
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	878,448
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	973,875
Chicago Board of Education, IL, 5.00%, 12/1/21	790	835,038
Chicago Board of Education, IL, 5.00%, 12/1/26	1,595	1,834,441

Security	Principal Amount (000’s omitted)	Value
Chicago Board of Education, IL, 5.00%, 12/1/46	$9,935	$11,166,642
Chicago Board of Education, IL, 5.00%, 12/1/46	1,875	2,000,062
Chicago, IL, 5.00%, 1/1/40	2,000	2,267,400
Detroit, MI, 5.00%, 4/1/30	1,400	1,588,048
Detroit, MI, 5.00%, 4/1/31	865	975,115
Illinois, 4.00%, 6/1/33	8,000	8,284,560
Illinois, 5.00%, 11/1/30	7,200	8,101,872
Illinois, 5.00%, 5/1/33	9,480	10,801,133
Illinois, 5.00%, 5/1/35	3,500	3,789,520
Illinois, 5.00%, 5/1/39	8,165	9,208,324
Illinois, 5.25%, 7/1/30	2,800	3,037,272
New York, NY, (SPA: State Street Bank and Trust Co.), 1.27%, 4/1/36(5)	5,550	5,550,000
Will and Cook Counties Community High School District No. 210, IL, 0.00%, 1/1/27	60	48,326
Will and Cook Counties Community High School District No. 210, IL, 3.375%, 1/1/33	450	448,358
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,754,975
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,174,926

		$91,168,384

Hospital — 12.1%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,501,928
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 4.00%, 7/1/44	4,500	5,017,005
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	278,458
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	607,541
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	549,950
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,144,520
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,806,536
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,125,280
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,235,100
Colorado Health Facilities Authority, (CommonSpirit Health), 4.00%, 8/1/44	1,475	1,596,761
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,647,789
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,734,960
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,730,595
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,801,361
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,897,390
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	8,880	9,755,568
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,211,510
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	769,569
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,155,707
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	5,113,743
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	14,110	15,026,727
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	925	1,114,042
Massachusetts Development Finance Agency, (Wellforce), 4.00%, 7/1/44	1,500	1,620,045
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,744,080
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,244,746
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,991,811
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	710	814,832

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 3.00%, 7/1/34(6)	$5,000	$5,281,000
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,000	1,182,360
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	2,000	2,360,220
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	3,900	4,592,367
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,173,830
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(3)	2,300	2,596,723
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), (SPA: U.S. Bank, N.A.), 1.20%, 1/1/39(5)	8,600	8,600,000
Ohio, (Cleveland Clinic Health System), (SPA: PNC Bank, N.A.), 1.23%, 1/1/52(5)	7,500	7,500,000
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,025	1,215,025
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	8,045	9,626,245
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/39	2,500	3,002,975
Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	3,250	3,212,917
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	7,358,562
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,382,255
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,417,456
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(4)	7,000	7,956,340
Utah County, UT, (IHC Health Services, Inc.), (SPA: TD Bank, N.A.), 1.25%, 5/15/58(5)	2,700	2,700,000
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,872,425
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,868,392
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,827,500

		$163,964,146

Housing — 1.4%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	$750	$823,072
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,359,012
Michigan Housing Development Authority, 3.00%, 10/1/39	980	998,591
Michigan Housing Development Authority, 3.25%, 10/1/44	1,045	1,070,383
Michigan Housing Development Authority, 3.35%, 10/1/49	1,515	1,548,845
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	4,082,475
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,648,365
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	887,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,097,380
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(7)	860	860,000
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	2,000,000

		$18,375,123

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 9.2%
Arkansas Development Finance Authority, (Big River Steel LLC), (AMT), 4.50%, 9/1/49(3)	$4,000	$4,258,000
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	1,180	1,228,592
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	2,067,755
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(3)	7,175	7,341,819
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(3)	795	876,162
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(3)	2,250	2,386,395
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	9,097,812
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	1,880	2,140,192
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,778,395
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	1,575	1,624,487
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,067,700
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,571,693
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(3)	1,500	1,590,930
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(3)	6,335	6,670,945
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(3)	6,965	7,394,114
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(3)	480	478,819
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	9,056,333
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,884,862
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	872,883
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,475,861
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 4.00%, 8/1/59	1,520	1,647,513
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,264,797
New York Liberty Development Corp., (Bank of America Tower at One Bryant Park), 2.80%, 9/15/69	1,380	1,408,345
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(3)	5,500	5,643,220
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(3)	1,000	1,079,640
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,926,348
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,461,000
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(3)	1,340	1,422,330
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,317,476
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(3)	1,440	1,588,478
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(3)	1,280	1,475,213

Security	Principal Amount (000’s omitted)	Value
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	$475	$539,572
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	1,440	1,530,288

		$124,167,969

Insured-General Obligations — 2.0%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$525,442
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,456,738
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	591,225
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,142,460
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,529,393
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,350,120
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,559,915
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	3,117,864
North Las Vegas, NV, (AGM), 4.00%, 6/1/36	5,055	5,625,558
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	2,240	2,370,614
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,443,700

		$26,713,029

Insured-Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$7,792,593
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	9,395	7,912,093
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	9,600	7,563,936
Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	984,389
Harris County-Houston Sports Authority, TX, (NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	336,000
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,378,460

		$26,967,471

Insured-Special Tax Revenue — 2.2%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$750	$654,743
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	2,380	2,011,552
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	20,700,345
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	2,520	2,691,007
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,005	3,203,751

		$29,261,398

Insured-Transportation — 3.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,672,590
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	724,152
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,515,080
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	7,086,150
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,926,400
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,263,517
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,141,018
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	2,008,658

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$3,000	$3,202,320
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	12,208,000
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,338,140
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,856,704
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,341,960

		$53,284,689

Insured-Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,635,602
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,808,568
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	2,001,522
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,583,346

		$8,029,038

Lease Revenue/Certificates of Participation — 2.3%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(4)	$10,875	$12,414,465
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	4,460	4,928,300
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	996,899
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,625,289
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/43	10,000	11,409,400

		$31,374,353

Nursing Home — 0.0%(1)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$570	$573,386

		$573,386

Other Revenue — 3.2%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$585,485
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	584,775
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	699,474
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	581,470
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	250	169,560
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	2,155,065
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	7,700	2,907,597
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	707,284
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	941,202
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	430	496,014
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	285	330,908
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	1,490	1,717,434
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(3)	1,260	1,398,260
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	2,040	2,302,364
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	11,553,500
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	6,872,657
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	2,022,006
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26	5,785	5,788,587
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	755,076

		$43,693,718

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 11.1%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,406,295
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,677,211
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/38	1,000	1,152,100
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,607,630
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,492,412
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/38	225	250,369
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/43	310	342,110
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	467,887
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	675	770,938
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,414,500
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	861,353
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	1,000	1,089,680
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	1,250	1,438,750
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	1,240	1,240,000
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	600	655,302
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,102,810
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	136,635
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	462,389
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	736,901
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	582,236
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	531,058
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,887,805
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,068,080
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,046,860
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,585,620
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/43	3,250	3,633,630
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,096,910
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,833,550
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(3)	1,550	1,771,712
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(3)	1,010	1,142,371
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(3)	1,000	1,108,330
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	1,280	1,409,446
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	2,410	2,646,541
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	419,654
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	496,115

Security	Principal Amount (000’s omitted)	Value
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	$25	$25,319
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,467,705
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,407,783
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,478,255
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,722,850
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,770	1,929,565
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(3)	585	637,884
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(3)	555	611,149
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(3)	1,000	1,103,130
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	565	627,195
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,105,810
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,891,707
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,397,656
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,600	1,600,400
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.375%, 1/1/39	1,250	1,334,313
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/49	2,500	2,714,025
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,955,395
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	83,810
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,329,789
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,695,012
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	770	838,669
Saint Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,407,700
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,369,510
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	2,166,808
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(3)	1,325	1,547,520
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	2,130	2,332,755
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,370	5,829,081
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	481,077

Security	Principal Amount (000’s omitted)	Value
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	$1,380	$1,474,144
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(3)	2,850	3,244,582
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,311,567
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,312,990
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,204,574
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	560,295
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(3)	1,500	1,637,700
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(3)	1,250	1,347,787
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(3)	4,000	4,502,880
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(3)	4,815	5,402,478
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/44(3)	1,385	1,516,824
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(3)	695	758,982
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	182,452
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/39	125	130,015
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	815	845,204
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,540,150

		$149,629,686

Special Tax Revenue — 5.3%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,889,630
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,573	4,574,692
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,229,160
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	693,384
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,515	4,805,089
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(3)	900	995,562
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,841,508
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	470	470,197
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,230	1,223,075
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 1.35%, 8/1/42(5)	6,750	6,750,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(4)	10,000	11,567,500
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47	8,685	9,789,124
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,378,612
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,510	2,523,504
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,618,545
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,077,060
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	484,407
South Village Community Development District, FL, 3.50%, 5/1/32	805	855,345
South Village Community Development District, FL, 3.625%, 5/1/35	500	531,450

Security	Principal Amount (000’s omitted)	Value
South Village Community Development District, FL, 3.75%, 5/1/38	$1,020	$1,083,220
South Village Community Development District, FL, 4.875%, 5/1/35	500	521,890
South Village Community Development District, FL, 5.00%, 5/1/38	100	104,620
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,138	1,127,183
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	830	752,727
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,495,743

		$71,383,237

Student Loan — 0.9%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/32	$3,995	$4,168,583
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	4,650	5,039,577
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,945,914

		$12,154,074

Transportation — 22.9%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,340,700
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/36	1,740	2,071,940
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	760	901,071
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,264,010
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	594,408
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,728,495
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,585,800
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,935,025
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,722,150
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,820,183
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,394,530
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	597,445
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	1,500	1,768,800
Chicago, IL, (O’Hare International Airport), Series 2016C, 5.00%, 1/1/38	5,000	5,829,750
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,715,025
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,973,000
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,167,650
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	4,940	5,717,161
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,341,264
Illinois Toll Highway Authority, 4.00%, 1/1/44(4)	13,050	14,594,206
Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	17,325,600
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,763,080
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	804,908
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	328,855
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	700,476
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	543,276
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	8,915,925
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	575	414,069
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,525	3,151,391
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/39	7,815	9,638,552

Security	Principal Amount (000’s omitted)	Value
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	$2,050	$2,360,882
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,699,250
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,622,400
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	13,000	15,018,380
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	3,200	3,656,672
New Jersey Turnpike Authority, 4.00%, 1/1/48	10,325	11,527,553
New Jersey Turnpike Authority, 5.00%, 1/1/48(4)	5,000	6,070,000
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,263,900
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,730,235
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,500	8,335,275
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	6,345	7,017,507
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	531,321
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,943,945
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(4)	10,000	10,771,800
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,925,643
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	224,617
Port Authority of New York and New Jersey, 4.00%, 9/1/43	3,300	3,729,000
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	12,080	13,303,342
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/15/43	3,690	4,102,321
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(4)	10,000	10,581,200
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,050	4,866,642
Port of Seattle, WA, (AMT), 4.00%, 4/1/44	3,250	3,579,030
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	510	526,891
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	740	764,265
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	2,500	2,571,925
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	4,000	4,829,760
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	10,000	11,353,700
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,242,305
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,554,875
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	3,829,305
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	4,627,027
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,445,872
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	5,050	5,891,027

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	$5,000	$5,628,200
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	12,773,139
Texas Transportation Commission, (State Highway System), 0.00%, 8/1/36	550	297,269
Texas Transportation Commission, (State Highway System), 0.00%, 8/1/46	2,500	771,400
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,865,400

		$310,482,020

Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,444,928
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,641,282
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	13,842,639
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,164,842
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,045,322
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/40	5,000	5,691,900
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Co.), 1.31%, 6/15/49(5)	2,100	2,100,000

		$32,930,913

Total Tax-Exempt Municipal Securities — 98.2% (identified cost $1,237,000,471)		$1,330,665,490

Taxable Municipal Securities — 4.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(1)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(2)	$137	$34,285

		$34,285

Escrowed/Prerefunded — 1.0%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$13,247,601

		$13,247,601

General Obligations — 1.0%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$8,013,229
Chicago Board of Education, IL, 5.182%, 12/1/21(8)	325	331,981
Chicago, IL, 7.75%, 1/1/42	4,339	4,971,886

		$13,317,096

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,902,983

		$13,902,983

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.6%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$297	$297,322
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,680,508

		$7,977,830

Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$4,440	$4,495,100
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(3)	235	283,206

		$4,778,306

Special Tax Revenue — 0.3%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.80%, 3/1/36	$1,150	$1,180,072
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	2,570	2,704,103

		$3,884,175

Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$8,596,300

		$8,596,300

Total Taxable Municipal Securities — 4.9% (identified cost $57,666,430)		$65,738,576

Corporate Bonds & Notes — 1.9%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
CommonSpirit Health, 3.347%, 10/1/29	$2,955	$2,992,072
Providence St. Joseph Health Obligated Group, 2.532%, 10/1/29	5,000	4,981,237

		$7,973,309

Hospital — 0.6%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$4,559,854
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	4,240	4,282,669

		$8,842,523

Security	Principal Amount (000’s omitted)	Value
Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(3)	$7,980	$9,216,022

		$9,216,022

Total Corporate Bonds & Notes — 1.9% (identified cost $24,340,000)		$26,031,854

Total Investments — 105.0% (identified cost $1,319,006,901)		$1,422,435,920

Other Assets, Less Liabilities — (5.0)%		$(67,742,184)

Net Assets — 100.0%		$1,354,693,736

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	13.5%
New York	13.3%
Illinois	12.8%
Others, representing less than 10% individually	65.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2019, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.3% of total investments.

(1)	Amount is less than 0.05%.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $113,338,804 or 8.4% of the Fund’s net assets.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2019.

(6)	When-issued security.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	175	Short	12/19/19	$(22,801,953)	$278,577
U.S. Long Treasury Bond	112	Short	12/19/19	(18,074,000)	500,290

					$778,867

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

At October 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $778,867.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,330,665,490	$—	$1,330,665,490
Taxable Municipal Securities	—	65,738,576	—	65,738,576
Corporate Bonds & Notes	—	26,031,854	—	26,031,854
Total Investments	$—	$1,422,435,920	$—	$1,422,435,920
Futures Contracts	$778,867	$—	$—	$778,867
Total	$778,867	$1,422,435,920	$—	$1,423,214,787

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.